Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and contingencies

27. Commitments and contingencies

Lease commitments

The future minimum lease payments under non-cancellable lease term that are not accounted for in the statement of financial position were as follows:

	December 31,	December 31,
	2024	2023
Within one year	15,600	4,689
Between one and five years	-	-
Total	15,600	4,689

Lease expenses of $24,364 and $7,346 were recorded in 2024 and 2023, respectively, in the consolidated statement of profit or loss and other comprehensive loss.